Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance, beginning of period at Sep. 30, 2016	$ 1,975,731	$ 134,308	$ 1,648,388	$ 943,877	$ (11,156)	$ (739,686)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	173,532			173,532
Other comprehensive income (loss)	16,171				16,171
Dividends on common stock	(74,519)			(74,519)
Proceeds from stock-based awards	7,238	317	6,921
Stock-based compensation expense	5,909	105	5,804
Repurchase of stock warrants	0	228	(228)
Treasury stock purchased	(98,374)					(98,374)
Balance, end of period at Sep. 30, 2017	2,005,688	134,958	1,660,885	1,042,890	5,015	(838,060)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment pursuant to adoption of ASU 2018-02	0			(1,772)	1,772
Net income	203,850			203,850
Other comprehensive income (loss)	3,279
Other comprehensive income (loss)	1,507				1,507
Dividends on common stock	(55,997)			(55,997)
Proceeds from stock-based awards	1,338	63	1,275
Stock-based compensation expense	4,771	209	4,562
Repurchase of stock warrants	0	113	(113)
Treasury stock purchased	(164,249)					(164,249)
Balance, end of period at Sep. 30, 2018	1,996,908	135,343	1,666,609	1,188,971	8,294	(1,002,309)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	210,256			210,256
Other comprehensive income (loss)	6,998				6,998
Dividends on common stock	(63,318)			(63,318)
Proceeds from stock-based awards	740	39	701
Stock-based compensation expense	5,265	119	5,146
Repurchase of stock warrants	0	39	(39)
Treasury stock purchased	(123,854)					(123,854)
Balance, end of period at Sep. 30, 2019	$ 2,032,995	$ 135,540	$ 1,672,417	$ 1,335,909	$ 15,292	$ (1,126,163)